Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill
22.

GOODWILL
The change in goodwill for the year ended December 31 was due to the following:
millions of dollars

2023 2022
Balance, January 1 $

6,012 $

5,696
Change in FX rate (141)

389
GBPC impairment charge -

(73)
Balance, December 31 $

5,871 $

6,012
Goodwill is subject to an annual assessment for impairment at the reporting unit level. The goodwill on
Emera’s Consolidated Balance Sheets at December 31, 2023, primarily related to TECO Energy
(reporting units with goodwill are TEC, PGS, and NMGC).

In 2023, Emera performed qualitative impairment assessments for NMGC and PGS, concluding that the
FV of the reporting units exceeded their respective carrying amounts, and as such, no quantitative assessments were performed and no

impairment charges were recognized. Given the length of time passed since the last quantitative impairment test for the TEC reporting unit, Emera elected to bypass a qualitative assessment and performed a quantitative impairment assessment in Q4 2023 using a combination of the income approach and market approach. This assessment estimated that the FV of the
TEC reporting unit exceeded its carrying amount, including goodwill, and as a result no impairment
charges were recognized.
In 2022, the Company elected to bypass a qualitative assessment and performed a quantitative impairment assessment for GBPC, using the income approach. It was determined that the FV did not exceed its carrying amount, including goodwill. As a result of this assessment, a goodwill impairment charge of $ 73

million was recorded in 2022, reducing the GBPC goodwill balance to nil as at December
31, 2022. This non-cash charge is included in “GBPC impairment charge” on the Consolidated
Statements of Income.